Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2022
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Goodwill and Intangible Assets
Note 6     Goodwill and Intangible Assets
(a) Change in the carrying value of goodwill and intangible assets
The following table presents the change in carrying value of goodwill and intangible assets.

As at December 31, 2022	Balance, January 1	Net additions/ (disposals) (1)(2)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31
Goodwill	$5,651	$255	$	n/a	$108	$6,014
Indefinite life intangible assets
Brand	761	–		n/a	52	813
Fund management contracts and other (3)	788	228		n/a	32	1,048
	1,549	228		n/a	84	1,861
Finite life intangible assets (4)
Distribution networks	888	6		47	34	881
Customer relationships	687	–		56	12	643
Software	1,091	192		235	20	1,068
Other	49	7		6	2	52
	2,715	205		344	68	2,644
Total intangible assets	4,264	433		344	152	4,505
Total goodwill and intangible assets	$9,915	$688		$344	$260	$10,519
As at December 31, 2021	Balance, January 1	Net additions/ (disposals) (5)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31
Goodwill	$5,714	$(5)	$	n/a	$(58)	$5,651
Indefinite life intangible assets
Brand	764	–		n/a	(3)	761
Fund management contracts and other (3)	796	(3)		n/a	(5)	788
	1,560	(3)		n/a	(8)	1,549
Finite life intangible assets (4)
Distribution networks	806	131		44	(5)	888
Customer relationships	738	(2)		48	(1)	687
Software	1,059	198		148	(18)	1,091
Other	52	2		6	1	49
	2,655	329		246	(23)	2,715
Total intangible assets	4,215	326		246	(31)	4,264
Total goodwill and intangible assets	$9,929	$321		$246	$(89)	$9,915

(1)
In November 2022, the Company
acquired control of Manulife TEDA Fund Management Company, LTD. through the
purchase of the remaining 51% of shares that it did not already own from its joint venture partner. The
transaction
included cash
consideration
of $334
and
derecognition of the Company’s
previous
joint venture interest
with a fair value of
$321. Goodwill, indefinite life fund management contracts and distribution networks, and finite life management contracts of $255, $185, $52 and $3 were recognized.

(2)	In January 2022, the Company paid $256 to VietinBank for an extension of the life of the distribution agreement acquired from Aviva Plc in December 2021.
(3)	Fund management contracts are mostly allocated to Canada WAM and U.S. WAM CGUs with carrying values of $273 (2021 – $273) and $397 (2021 – $371), respectively.
(4)
Gross carrying amount of finite life intangible assets was $1,517 for distribution networks, $1,146 for customer relationships, $2,736 for software and $136 for other (2021 –

$1,456, $1,132, $2,484 and $124), respectively.

(5)	In December 2021, the Company purchased the Vietnamese operations of Aviva Plc including rights to an exclusive distribution agreement with VietinBank.
(b) Goodwill impairment testing
The Company completed its annual goodwill impairment testing in the fourth quarter of 2022 by determining the recoverable amounts of its businesses using valuation techniques discussed below (refer to notes 1(f) and 6(c)). The testing indicated that there was no impairment of goodwill in 2022 (2021 – $nil).

The following tables present the carrying value of goodwill by CGU or group of CGUs.

As at December 31, 2022 CGU or group of CGUs	Balance, January 1	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31

Asia

Asia Insurance (excluding Japan)	$152	$–	$10	$162

Japan Insurance	386	–	(26)	360

Canada Insurance	1,955	–	5	1,960

U.S. Insurance	336	–	24	360

Global Wealth and Asset Management

Asia WAM	183	255	12	450

Canada WAM	1,436	–	–	1,436

U.S. WAM	1,203	–	83	1,286

Total	$5,651	$255	$108	$6,014

As at December 31, 2021 CGU or group of CGUs	Balance, January 1	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31

Asia

Asia Insurance (excluding Japan)	$159	$(5)	$(2)	$152

Japan Insurance	433	–	(47)	386

Canada Insurance	1,955	–	–	1,955

U.S. Insurance	338	–	(2)	336

Global Wealth and Asset Management

Asia WAM	185	–	(2)	183

Canada WAM	1,436	–	–	1,436

U.S. WAM	1,208	–	(5)	1,203

Total	$5,714	$(5)	$(58)	$5,651
The valuation techniques, significant assumptions and sensitivities, where applicable, applied in the goodwill impairment testing are described below.
(c) Valuation techniques
When determining if a CGU is impaired, the Company compares its recoverable amount to the allocated capital for that unit, which is aligned with the Company’s internal reporting practices. The recoverable amounts were based on fair value less costs to sell (“FVLCS”) for Asia Insurance (excluding Japan) and Asia WAM. For other CGUs, value-in-use
(“VIU”) was used.
Under the FVLCS approach, the Company determines the fair value of the CGU or group of CGUs using an earnings-based approach which incorporates forecasted earnings, excluding interest and equity market impacts and normalized new business expenses multiplied by an earnings-multiple derived from the observable price-to-earnings
multiples of comparable financial institutions. The
price-to-earnings
multiple used by the Company for testing was 11.6 (2021 – 11.6). These FVLCS valuations are categorized as Level 3 of the fair value hierarchy (2021 – Level 3).
Under the VIU approach, used for CGUs with insurance business, an embedded appraisal value is determined from a projection of future distributable earnings derived from both the in-force
business and new business expected to be sold in the future, and therefore, reflects the economic value for each CGU’s or group of CGUs’ profit potential under a set of assumptions. This approach requires assumptions including sales and revenue growth rates, capital requirements, interest rates, equity returns, mortality, morbidity, policyholder behaviour, tax rates and discount rates. For non-insurance
CGUs, the VIU is based on discounted cash flow analysis which incorporates relevant aspects of the embedded appraisal value approach.
(d) Significant assumptions
To calculate embedded appraisal value, the Company discounted projected earnings from in-force
contracts and valued 20 years of new business growing at expected plan levels, consistent with the periods used for forecasting long-term businesses such as insurance. In arriving at its projections, the Company considered past experience, economic trends such as interest rates, equity returns and product mix as well as industry and market trends. Where growth rate assumptions for new business cash flows were used
in the embedded appraisal value calculations, they ranged from zero per cent to nine
per cent (2021 – zero per cent to six per cent).
Interest rate assumptions are based on prevailing market rates at the valuation date.

For 2022, tax rates applied to the projections include the impact of internal reinsurance treaties and amounted to 28.0 per cent, 27.5 per cent and 21.0 per cent for the Japan, Canada and U.S. jurisdictions, respectively. For 2021, tax rates applied to the projections include the impact of internal reinsurance treaties and amounted to 28.0 per cent, 26.5 per cent and 21.0 per cent for the Japan, Canada, and U.S. jurisdictions, respectively. Tax assumptions are sensitive to changes in tax laws as well as assumptions about the jurisdictions in which profits are earned. It is possible that actual tax rates could differ from those assumed.
Discount rates assumed in determining the
value-in-use
for applicable CGUs or group of CGUs ranged from 10.0 per cent to 12.0 per cent on an after-tax
basis or 12.5 per cent to 15.0 per cent on a
pre-tax
basis (2021 – 8.0 per cent to 10.1 per cent on an
after-tax
basis or 10.0 per cent to 12.7 per cent on a
pre-tax
basis).
Key assumptions may change as economic and market conditions change, which may lead to impairment charges in the future. Adverse changes in discount rates (including from changes in interest rates) and growth rate assumptions for new business cash flow projections used in the determination of embedded appraisal values or reductions in market-based earnings multiples calculations may result in impairment charges in the future which could be material.